Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Schedule of estimated useful lives
Estimated useful life
Office equipment and furniture	3 - 5 Years
Leasehold improvement	The lesser of remaining lease term or 2 - 3 Years
Software	1 - 3 Years

Schedule of disaggregate the Company's revenue by revenue type

	For the Year Ended December 31,
	2018	2019
	US$	US$

Market data services	$26,882	$75,044
Investor relations management services	-	86,788
Commissions	-	33,680
Other revenue	-	5,285
Total revenues	$26,882	$200,797

Schedule of earnings per share, basic and diluted

	Year Ended December 31, 2019	Year Ended December 31, 2018
Net loss for basic and diluted net loss per share of common stock	$(2,243,234)	$(2,349,002)
Weighted average common stock outstanding – basic and diluted	20,013,288	39,600,000
Net loss per common share - basic and diluted	(0.11)	(0.06)